JPMorgan Corporate Bond Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 94.9%
Aerospace & Defense — 1.4%
Boeing Co. (The)
2.95%, 2/1/2030	290	266
5.81%, 5/1/2050	160	150
3.83%, 3/1/2059	158	103
3.95%, 8/1/2059	1,034	685
7.01%, 5/1/2064	185	198
GE Capital Funding LLC 4.55%, 5/15/2032	200	197
Leidos, Inc.
4.38%, 5/15/2030	747	727
2.30%, 2/15/2031	442	382
5.40%, 3/15/2032	416	419
Lockheed Martin Corp.
4.70%, 12/15/2031	560	563
5.70%, 11/15/2054	470	462
RTX Corp.
1.90%, 9/1/2031	269	227
2.38%, 3/15/2032	449	383
4.88%, 10/15/2040	339	312
		5,074
Air Freight & Logistics — 0.0% ^
FedEx Corp. 3.25%, 5/15/2041 (a)	177	122
Automobiles — 1.5%
General Motors Co.
6.60%, 4/1/2036	240	248
5.95%, 4/1/2049	150	135
Hyundai Capital America
(SOFR + 1.50%), 5.86%, 1/8/2027 (a) (b)	825	831
5.40%, 3/29/2032 (a)	226	225
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	1,050	1,052
6.45%, 3/18/2035 (a)	920	910
Volkswagen Group of America Finance LLC (Germany)
5.30%, 3/22/2027 (a)	806	810
5.35%, 3/27/2030 (a)	660	661
5.80%, 3/27/2035 (a)	625	618
		5,490
Banks — 20.1%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (b)	800	805
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200	174
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	200	202
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (b)	200	203
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	800	819

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (d) (e)	200	230
Bank of America Corp.
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	747	759
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	1,120	1,160
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	1,307	1,275
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (b) (d) (e)	336	341
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (b)	795	737
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (b)	1,075	1,091
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	452	399
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	911	782
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	1,230	1,193
(SOFR + 1.74%), 5.52%, 10/25/2035 (b)	510	501
(SOFR + 1.64%), 5.46%, 5/9/2036 (b)	1,970	1,983
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	403	281
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	490	500
Bank of Nova Scotia (The) (Canada)
5.45%, 8/1/2029	582	600
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (b) (c)	208	192
Barclays plc (United Kingdom) (SOFR + 1.56%), 4.94%, 9/10/2030 (b)	1,000	998
BNP Paribas SA (France)
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (b)	525	524
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	405	412
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	200	208
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	480	486
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (b)	710	710
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (b)	700	717
BPCE SA (France)
5.13%, 1/18/2028 (a)	800	810
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (b)	885	910
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	670	575
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (b)	480	498
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	510	522
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (b)	305	330
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (b)	200	206
Citibank NA 5.80%, 9/29/2028	495	515
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	189	185
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (b)	179	176
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (b) (d) (e)	770	779
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (d) (e)	800	791
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (b) (d) (e)	528	533
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	930	903
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	1,185	1,170
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	471	436
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	272	238

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	756	651
(SOFR + 2.06%), 5.83%, 2/13/2035 (b)	389	388
(SOFR + 1.83%), 6.02%, 1/24/2036 (b)	480	483
(SOFR + 1.47%), 5.33%, 3/27/2036 (b)	1,265	1,248
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	1,025	1,036
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (b)	320	325
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	215	222
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	975	964
Fifth Third Bancorp (SOFR + 1.66%), 4.34%, 4/25/2033 (b)	340	319
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	665	673
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	480	487
(SOFR + 3.35%), 7.39%, 11/3/2028 (b)	455	481
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	610	614
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.05%, 6/5/2030 (b) (d) (e)	595	600
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	960	970
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	200	201
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	1,625	1,632
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	306	319
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (b)	657	661
ING Groep NV (Netherlands) (SOFRINDX + 1.01%), 5.35%, 3/25/2029 (b)	1,030	1,027
Intesa Sanpaolo SpA (Italy)
6.63%, 6/20/2033 (a)	998	1,063
7.20%, 11/28/2033 (a)	250	276
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	845	666
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (b)	475	477
KeyBank NA 3.90%, 4/13/2029	600	572
KeyCorp
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	810	773
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (b)	179	188
M&T Bank Corp. (SOFR + 0.93%), 4.83%, 1/16/2029 (b)	201	201
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (b)	2,405	2,448
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (d) (e)	295	294
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (d) (e)	200	212
NatWest Markets plc (United Kingdom) 5.02%, 3/21/2030 (a)	1,695	1,705
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.63%, 9/13/2033 (a) (b)	768	757
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (d) (e)	300	286
(SOFR + 1.26%), 4.81%, 10/21/2032 (b)	565	558
(SOFR + 2.28%), 6.88%, 10/20/2034 (b)	298	327
(SOFR + 1.90%), 5.68%, 1/22/2035 (b)	270	275
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (b)	1,000	996

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (b)	1,645	1,629
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (b)	2,185	2,235
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (d) (e)	700	704
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	300	302
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	390	338
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (b)	1,035	1,103
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	440	446
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (b)	828	812
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	568	552
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	733	655
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (b)	355	358
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	341	352
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	210	214
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)	745	734
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,040	1,059
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (b)	409	401
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,114	1,117
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	185	190
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	950	964
(SOFR + 1.50%), 5.15%, 4/23/2031 (b)	921	932
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	475	467
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	407	409
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	1,830	1,853
(SOFR + 1.74%), 5.60%, 4/23/2036 (b)	1,740	1,760
		73,024
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	444	427
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	39	39
Coca-Cola Co. (The)
2.50%, 6/1/2040	121	86
5.30%, 5/13/2054	205	196
Constellation Brands, Inc.
2.88%, 5/1/2030	637	583
4.80%, 5/1/2030	430	430
4.90%, 5/1/2033	260	254
Keurig Dr. Pepper, Inc. 3.35%, 3/15/2051	290	189
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	225	221
Pernod Ricard International Finance LLC 1.63%, 4/1/2031 (a)	397	328
		2,753

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 2.5%
AbbVie, Inc.
4.80%, 3/15/2029	380	385
5.05%, 3/15/2034	250	251
4.05%, 11/21/2039	350	299
4.63%, 10/1/2042	375	330
4.40%, 11/6/2042	262	225
4.25%, 11/21/2049	1,076	862
5.40%, 3/15/2054	520	492
5.60%, 3/15/2055	80	78
5.50%, 3/15/2064	80	76
Amgen, Inc.
2.45%, 2/21/2030	441	400
3.15%, 2/21/2040	900	680
4.66%, 6/15/2051	170	141
4.20%, 2/22/2052	458	349
4.88%, 3/1/2053	527	448
5.75%, 3/2/2063	282	267
Biogen, Inc.
2.25%, 5/1/2030	1,535	1,362
5.75%, 5/15/2035	530	534
Gilead Sciences, Inc.
5.25%, 10/15/2033	590	601
4.60%, 9/1/2035	287	275
2.60%, 10/1/2040	246	172
5.65%, 12/1/2041	130	129
2.80%, 10/1/2050	340	207
5.50%, 11/15/2054	561	536
		9,099
Broadline Retail — 0.2%
Amazon.com, Inc.
3.88%, 8/22/2037	352	313
2.50%, 6/3/2050	282	166
3.10%, 5/12/2051	104	69
3.95%, 4/13/2052	120	93
2.70%, 6/3/2060	184	103
		744
Capital Markets — 6.6%
Deutsche Bank AG (Germany) (SOFR + 1.72%), 5.30%, 5/9/2031 (b)	1,070	1,071
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	168	164
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	408	401
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	2,485	2,621
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	500	498
(SOFR + 1.08%), 5.21%, 1/28/2031 (b)	855	867
(SOFR + 1.58%), 5.22%, 4/23/2031 (b)	1,960	1,988
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	700	618

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	1,470	1,457
(SOFR + 1.38%), 5.54%, 1/28/2036 (b)	825	831
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	640	545
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 5.13%, 7/6/2025 (b) (d) (e)	143	119
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	454	438
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	240	235
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	124	126
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	380	386
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	620	640
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	410	414
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,540	1,530
(SOFR + 1.11%), 5.23%, 1/15/2031 (b)	795	807
(SOFR + 1.51%), 5.19%, 4/17/2031 (b)	567	575
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	463	399
(SOFR + 2.08%), 4.89%, 7/20/2033 (b)	1,415	1,394
(SOFR + 1.76%), 5.66%, 4/17/2036 (b)	1,210	1,230
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	1,396	1,167
(SOFR + 1.71%), 5.52%, 11/19/2055 (b)	660	629
S&P Global, Inc. 2.30%, 8/15/2060	88	44
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (d) (e)	144	147
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (b) (d) (e)	605	617
4.83%, 4/24/2030	300	302
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	200	218
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	805	829
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	550	628
		23,935
Chemicals — 0.7%
CF Industries, Inc. 4.95%, 6/1/2043	104	89
Chevron Phillips Chemical Co. LLC 4.75%, 5/15/2030 (a)	750	754
Dow Chemical Co. (The) 4.38%, 11/15/2042	226	178
DuPont de Nemours, Inc.
5.32%, 11/15/2038	935	952
5.42%, 11/15/2048	255	252
EIDP, Inc. 5.13%, 5/15/2032	400	404
		2,629
Commercial Services & Supplies — 1.0%
GFL Environmental, Inc. 6.75%, 1/15/2031 (a)	2,445	2,536
Republic Services, Inc. 5.15%, 3/15/2035	290	292
Veralto Corp. 5.35%, 9/18/2028	765	785
		3,613
Communications Equipment — 0.2%
Cisco Systems, Inc. 4.95%, 2/24/2032	750	760

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.3%
Quanta Services, Inc.
2.90%, 10/1/2030	242	220
5.25%, 8/9/2034	880	872
		1,092
Consumer Finance — 3.0%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	490	500
3.00%, 10/29/2028	1,715	1,619
American Express Co.
(SOFR + 1.26%), 4.73%, 4/25/2029 (b)	277	278
(SOFR + 1.44%), 5.02%, 4/25/2031 (b)	723	731
(SOFR + 1.79%), 5.67%, 4/25/2036 (b)	220	225
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (a)	405	419
5.75%, 11/15/2029 (a)	1,573	1,595
5.15%, 1/15/2030 (a)	625	622
5.38%, 5/30/2030 (a)	425	425
Ford Motor Credit Co. LLC 7.20%, 6/10/2030	1,256	1,304
General Motors Financial Co., Inc.
5.45%, 7/15/2030	365	365
2.35%, 1/8/2031	418	357
5.63%, 4/4/2032	805	799
6.40%, 1/9/2033	190	196
6.10%, 1/7/2034	120	121
5.95%, 4/4/2034	535	532
5.90%, 1/7/2035	80	79
6.15%, 7/15/2035	225	225
John Deere Capital Corp. 4.85%, 6/11/2029	615	627
		11,019
Consumer Staples Distribution & Retail — 0.2%
Kroger Co. (The)
5.40%, 7/15/2040	280	268
5.65%, 9/15/2064	665	614
		882
Containers & Packaging — 0.7%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030 (a)	310	312
5.50%, 3/17/2035 (a)	500	495
Berry Global, Inc.
5.80%, 6/15/2031	740	768
5.65%, 1/15/2034	252	254
Sonoco Products Co.
4.60%, 9/1/2029	350	345
5.00%, 9/1/2034	570	542
		2,716

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	42	25
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	294	186
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	142	106
		317
Diversified REITs — 0.3%
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	565	573
WP Carey, Inc.
2.40%, 2/1/2031	676	587
2.45%, 2/1/2032	69	58
		1,218
Diversified Telecommunication Services — 1.9%
AT&T, Inc.
2.55%, 12/1/2033	840	691
5.40%, 2/15/2034	17	17
3.50%, 6/1/2041	1,368	1,047
3.50%, 9/15/2053	200	133
3.55%, 9/15/2055	1,431	946
6.05%, 8/15/2056	270	270
3.80%, 12/1/2057	631	432
Verizon Communications, Inc.
1.68%, 10/30/2030	1,350	1,157
1.75%, 1/20/2031	1,906	1,625
3.40%, 3/22/2041	750	567
		6,885
Electric Utilities — 9.2%
AEP Transmission Co. LLC
5.38%, 6/15/2035	139	140
Series N, 2.75%, 8/15/2051	131	77
Alliant Energy Finance LLC 5.95%, 3/30/2029 (a)	590	611
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	132	86
2.90%, 6/15/2050	210	128
5.65%, 6/1/2054	390	376
Commonwealth Edison Co.
4.70%, 1/15/2044	320	279
3.70%, 3/1/2045	142	107
Duke Energy Carolinas LLC
4.25%, 12/15/2041	230	191
4.00%, 9/30/2042	336	269
5.40%, 1/15/2054	74	69
Duke Energy Indiana LLC
5.25%, 3/1/2034	610	612
3.75%, 5/15/2046	153	113
2.75%, 4/1/2050	134	79
5.40%, 4/1/2053	367	339

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	66	67
5.55%, 3/15/2054	209	196
Duke Energy Progress LLC
5.25%, 3/15/2033	148	150
5.05%, 3/15/2035	613	605
2.90%, 8/15/2051	128	77
5.55%, 3/15/2055	22	21
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	122	118
Edison International
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (d) (e)	805	719
5.25%, 3/15/2032	187	177
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (b)	105	104
Electricite de France SA (France) 6.38%, 1/13/2055 (a)	340	335
Emera US Finance LP (Canada)
3.55%, 6/15/2026	220	217
2.64%, 6/15/2031	299	257
4.75%, 6/15/2046	457	369
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (b)	165	166
Enel Finance America LLC (Italy) 2.88%, 7/12/2041 (a)	250	167
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	460	466
2.50%, 7/12/2031 (a) (f)	1,189	1,029
Entergy Arkansas LLC
4.95%, 12/15/2044	106	92
5.75%, 6/1/2054	150	145
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (b)	1,070	1,094
Entergy Louisiana LLC
5.15%, 9/15/2034	61	60
4.95%, 1/15/2045	302	261
5.70%, 3/15/2054	260	248
5.80%, 3/15/2055	450	436
Entergy Mississippi LLC
3.50%, 6/1/2051	56	37
5.80%, 4/15/2055	630	609
Entergy Texas, Inc. 5.55%, 9/15/2054	85	79
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (b)	505	504
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,317	1,281
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	565	534
5.45%, 7/15/2044 (a)	98	92
4.55%, 4/1/2049 (a)	155	130
Florida Power & Light Co.
5.70%, 3/15/2055	353	347
5.80%, 3/15/2065	105	103
Interstate Power and Light Co. 5.60%, 6/29/2035	462	465

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	740	680
5.40%, 6/1/2033 (a)	576	572
5.65%, 5/9/2034 (a)	1,162	1,170
Jersey Central Power & Light Co. 5.10%, 1/15/2035	235	230
Louisville Gas and Electric Co. 4.65%, 11/15/2043	41	34
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	350	295
Monongahela Power Co. 5.85%, 2/15/2034 (a)	520	532
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (b)	785	772
NextEra Energy Capital Holdings, Inc.
5.45%, 3/15/2035	780	780
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	280	286
5.90%, 3/15/2055	740	716
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (b)	144	144
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	184	181
NRG Energy, Inc.
4.45%, 6/15/2029 (a)	576	561
7.00%, 3/15/2033 (a)	288	311
Ohio Power Co. Series R, 2.90%, 10/1/2051	230	135
Pacific Gas and Electric Co.
5.55%, 5/15/2029	1,371	1,389
3.25%, 6/1/2031	570	506
6.15%, 1/15/2033	178	181
6.40%, 6/15/2033	26	27
5.70%, 3/1/2035	419	412
4.50%, 7/1/2040	173	142
3.75%, 8/15/2042 (f)	515	363
4.60%, 6/15/2043	175	137
4.25%, 3/15/2046	164	119
3.95%, 12/1/2047	159	110
3.50%, 8/1/2050	400	253
PacifiCorp 2.90%, 6/15/2052	242	139
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	250	263
PECO Energy Co. 2.80%, 6/15/2050	210	127
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	462	452
Public Service Co. of Colorado
2.70%, 1/15/2051	131	76
Series 39, 4.50%, 6/1/2052	113	89
Public Service Co. of Oklahoma 5.20%, 1/15/2035	325	318
Public Service Electric and Gas Co. 2.05%, 8/1/2050	134	69
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	154	149
5.25%, 3/15/2030	324	326
5.20%, 6/1/2034	772	739
5.45%, 3/1/2035	152	147
Series 08-A, 5.95%, 2/1/2038	180	176
Series 13-A, 3.90%, 3/15/2043	242	175

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series C, 3.60%, 2/1/2045	54	36
5.70%, 3/1/2053	63	55
5.88%, 12/1/2053	319	285
5.90%, 3/1/2055	45	40
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	56	41
Union Electric Co.
5.20%, 4/1/2034	460	460
5.25%, 4/15/2035	485	486
5.45%, 3/15/2053	142	133
5.25%, 1/15/2054	205	185
Virginia Electric and Power Co.
2.45%, 12/15/2050	498	271
5.70%, 8/15/2053	180	171
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	314	308
6.95%, 10/15/2033 (a)	191	206
6.00%, 4/15/2034 (a)	392	398
5.70%, 12/30/2034 (a)	810	807
		33,398
Electrical Equipment — 0.3%
Eaton Corp. 4.15%, 11/2/2042	560	468
Regal Rexnord Corp.
6.05%, 4/15/2028	380	390
6.40%, 4/15/2033	153	159
		1,017
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.05%, 4/5/2029	240	246
Tyco Electronics Group SA (Switzerland) 5.00%, 5/9/2035	260	254
		500
Entertainment — 0.8%
Electronic Arts, Inc.
1.85%, 2/15/2031	297	255
2.95%, 2/15/2051	246	150
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	172	175
5.60%, 6/12/2034	838	851
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	1,650	1,400
		2,831
Financial Services — 1.0%
Equitable Holdings, Inc. 4.57%, 2/15/2029 (a)	169	167
Global Payments, Inc. 3.20%, 8/15/2029	933	873
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	765	783
5.13%, 7/29/2029 (a)	585	594

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Thames Water Utilities Finance plc (United Kingdom) 4.38%, 1/18/2033 (g)	600	476
Woodside Finance Ltd. (Australia) 5.40%, 5/19/2030	660	662
		3,555
Food Products — 2.1%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (a)	682	708
5.38%, 1/9/2036 (a)	547	528
JBS USA Holding Lux SARL
3.00%, 5/15/2032	1,310	1,126
6.75%, 3/15/2034	174	187
4.38%, 2/2/2052	5	4
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	329	335
Mars, Inc.
4.45%, 3/1/2027 (a)	950	951
4.60%, 3/1/2028 (a)	885	889
5.00%, 3/1/2032 (a)	390	391
5.20%, 3/1/2035 (a)	560	558
3.88%, 4/1/2039 (a)	220	186
5.65%, 5/1/2045 (a)	323	317
5.70%, 5/1/2055 (a)	840	815
5.80%, 5/1/2065 (a)	62	60
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	623	555
		7,610
Gas Utilities — 0.0% ^
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	105	68
Ground Transportation — 1.5%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	215	176
3.90%, 8/1/2046	66	51
3.05%, 2/15/2051	115	74
5.20%, 4/15/2054	710	659
5.50%, 3/15/2055	500	484
Canadian Pacific Railway Co. (Canada)
2.05%, 3/5/2030	1,528	1,360
4.95%, 8/15/2045	103	92
4.70%, 5/1/2048	341	290
3.50%, 5/1/2050	220	152
3.10%, 12/2/2051	630	404
Norfolk Southern Corp.
5.10%, 5/1/2035	280	277
3.95%, 10/1/2042	62	49
4.45%, 6/15/2045	285	237
3.05%, 5/15/2050	231	147
2.90%, 8/25/2051	320	195
Uber Technologies, Inc.
4.50%, 8/15/2029 (a)	738	726

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
5.35%, 9/15/2054	90	82
Union Pacific Corp. 3.55%, 8/15/2039	154	126
		5,581
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.
2.27%, 12/1/2028	325	300
2.54%, 2/1/2032	1,926	1,652
Solventum Corp. 5.45%, 3/13/2031	1,860	1,904
Zimmer Biomet Holdings, Inc.
5.20%, 9/15/2034	830	819
5.50%, 2/19/2035	735	742
		5,417
Health Care Providers & Services — 3.6%
Aetna, Inc.
6.75%, 12/15/2037	250	265
4.75%, 3/15/2044	131	107
Cardinal Health, Inc. 5.75%, 11/15/2054	175	167
Cencora, Inc.
4.85%, 12/15/2029	165	166
2.80%, 5/15/2030	65	60
2.70%, 3/15/2031	862	769
4.25%, 3/1/2045	535	426
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	13	9
CVS Health Corp.
5.30%, 6/1/2033	400	395
4.78%, 3/25/2038	479	426
4.13%, 4/1/2040	776	627
5.88%, 6/1/2053	142	130
Elevance Health, Inc.
4.63%, 5/15/2042	263	225
4.65%, 1/15/2043	398	340
HCA, Inc.
4.50%, 2/15/2027	466	464
5.20%, 6/1/2028	403	409
5.63%, 9/1/2028	1,040	1,064
5.88%, 2/1/2029	403	416
4.13%, 6/15/2029	266	259
2.38%, 7/15/2031	75	64
5.50%, 3/1/2032	740	749
5.75%, 3/1/2035	480	484
5.50%, 6/15/2047	2	2
5.25%, 6/15/2049	120	104
4.63%, 3/15/2052	992	776
5.95%, 9/15/2054	419	395
6.20%, 3/1/2055	110	107
Iowa Health System Series 2020, 3.67%, 2/15/2050	227	161

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	293	196
OhioHealth Corp. 2.30%, 11/15/2031	240	209
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	315	259
Quest Diagnostics, Inc.
4.60%, 12/15/2027	110	111
5.00%, 12/15/2034	605	594
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	24
UnitedHealth Group, Inc.
5.35%, 2/15/2033	870	878
3.50%, 8/15/2039	160	125
2.75%, 5/15/2040	200	140
3.05%, 5/15/2041	106	75
2.90%, 5/15/2050	116	70
5.05%, 4/15/2053	250	215
5.38%, 4/15/2054	219	197
5.63%, 7/15/2054	250	234
6.05%, 2/15/2063	230	224
		13,117
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/2032	770	621
3.55%, 3/15/2052	290	189
Healthpeak OP LLC 5.38%, 2/15/2035	220	218
Ventas Realty LP
4.00%, 3/1/2028	90	89
3.00%, 1/15/2030	826	765
		1,882
Hotels, Restaurants & Leisure — 0.3%
Marriott International, Inc.
5.10%, 4/15/2032	230	229
5.50%, 4/15/2037	455	444
McDonald's Corp. 3.63%, 9/1/2049	400	285
		958
Household Durables — 0.2%
Lennar Corp. 5.20%, 7/30/2030	400	404
MDC Holdings, Inc. 6.00%, 1/15/2043	345	305
		709
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp. (The)
5.45%, 6/1/2028	359	364
5.80%, 3/15/2032	750	743
Calpine Corp.
4.63%, 2/1/2029 (a)	980	955
5.00%, 2/1/2031 (a)	670	650
Constellation Energy Generation LLC 5.60%, 6/15/2042	118	113

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Southern Power Co.
5.25%, 7/15/2043	205	187
Series F, 4.95%, 12/15/2046	389	331
		3,343
Insurance — 1.0%
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	200	150
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	98	82
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	284	280
Met Tower Global Funding 5.25%, 4/12/2029 (a)	965	987
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	405	406
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	390	290
New York Life Global Funding 1.20%, 8/7/2030 (a)	220	186
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	123	93
Northwestern Mutual Life Insurance Co. (The)
6.06%, 3/30/2040 (a)	232	239
3.85%, 9/30/2047 (a)	144	107
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	212	215
Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039 (a)	630	699
		3,734
Interactive Media & Services — 0.7%
Alphabet, Inc.
1.90%, 8/15/2040	290	190
5.25%, 5/15/2055	190	184
5.30%, 5/15/2065	150	143
Meta Platforms, Inc.
4.45%, 8/15/2052	353	292
5.60%, 5/15/2053	215	210
5.40%, 8/15/2054	1,255	1,191
5.75%, 5/15/2063	114	113
5.55%, 8/15/2064	190	182
		2,505
IT Services — 0.2%
Accenture Capital, Inc.
4.25%, 10/4/2031	340	334
4.50%, 10/4/2034	420	403
		737
Machinery — 0.3%
Caterpillar, Inc. 5.20%, 5/15/2035	595	597
Otis Worldwide Corp. 2.57%, 2/15/2030	388	354
		951
Media — 2.0%
Charter Communications Operating LLC
6.38%, 10/23/2035	714	733
3.50%, 6/1/2041	757	532
3.50%, 3/1/2042	111	77

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.80%, 3/1/2050	650	503
3.70%, 4/1/2051	263	169
Comcast Corp.
5.30%, 5/15/2035	980	982
3.20%, 7/15/2036	841	689
3.75%, 4/1/2040	73	59
2.80%, 1/15/2051	386	226
2.89%, 11/1/2051	1,420	843
2.94%, 11/1/2056	2,338	1,337
Time Warner Cable LLC
6.55%, 5/1/2037	500	503
5.88%, 11/15/2040	239	223
5.50%, 9/1/2041	480	423
4.50%, 9/15/2042	67	52
		7,351
Metals & Mining — 0.8%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (a)	230	231
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	475	439
Glencore Funding LLC (Australia)
5.19%, 4/1/2030 (a)	220	222
6.38%, 10/6/2030 (a)	800	848
5.67%, 4/1/2035 (a)	1,330	1,334
Newmont Corp. 3.25%, 5/13/2030	3	3
		3,077
Multi-Utilities — 2.8%
Ameren Corp. 5.38%, 3/15/2035	915	906
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (b)	360	355
Consumers Energy Co.
4.50%, 1/15/2031	334	332
3.95%, 5/15/2043	355	284
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (d) (e)	450	440
5.45%, 3/15/2035	265	262
Series C, 4.90%, 8/1/2041	385	336
4.70%, 12/1/2044	311	260
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (b)	295	310
DTE Energy Co.
5.20%, 4/1/2030	1,100	1,119
5.85%, 6/1/2034	546	563
Engie SA (France) 5.25%, 4/10/2029 (a)	280	285
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (b)	275	281
Puget Energy, Inc.
2.38%, 6/15/2028	220	206
5.73%, 3/15/2035 (a)	1,365	1,352
Puget Sound Energy, Inc.
5.64%, 4/15/2041	280	272

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
5.69%, 6/15/2054	80	76
San Diego Gas & Electric Co.
4.95%, 8/15/2028	495	504
5.40%, 4/15/2035	790	792
5.35%, 4/1/2053	514	465
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (b)	270	263
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	180	185
4.40%, 6/1/2043	200	164
3.95%, 10/1/2046	151	112
Series 21A, 3.15%, 9/30/2051	321	198
		10,322
Office REITs — 0.0% ^
COPT Defense Properties LP
2.00%, 1/15/2029	63	57
2.75%, 4/15/2031	88	76
		133
Oil, Gas & Consumable Fuels — 10.9%
Antero Resources Corp. 5.38%, 3/1/2030 (a)	1,025	1,006
BG Energy Capital plc 5.13%, 10/15/2041 (a)	365	341
BP Capital Markets America, Inc. 3.06%, 6/17/2041	113	81
Buckeye Partners LP 5.60%, 10/15/2044	16	13
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	275	263
Cheniere Energy Partners LP
4.50%, 10/1/2029	1,485	1,454
5.75%, 8/15/2034	790	793
Cheniere Energy, Inc. 4.63%, 10/15/2028	402	398
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	268	276
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	125	130
6.04%, 11/15/2033 (a)	486	500
5.44%, 2/15/2035 (a)	620	607
ConocoPhillips Co. 5.70%, 9/15/2063	330	304
Coterra Energy, Inc.
5.40%, 2/15/2035	330	320
5.90%, 2/15/2055	695	627
Diamondback Energy, Inc. 5.75%, 4/18/2054	248	222
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	330	314
4.38%, 6/15/2031 (a)	1,113	1,039
Enbridge, Inc. (Canada) 5.25%, 4/5/2027	920	931
Energy Transfer LP
6.00%, 2/1/2029 (a)	1,285	1,301
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (d) (e)	1,156	1,161
7.38%, 2/1/2031 (a)	210	220
5.70%, 4/1/2035	754	752

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.80%, 6/15/2038	442	433
Eni SpA (Italy)
5.75%, 5/19/2035 (a)	210	210
5.70%, 10/1/2040 (a)	570	540
5.95%, 5/15/2054 (a)	605	566
Enterprise Products Operating LLC Series H, 6.65%, 10/15/2034	240	261
EQT Corp.
6.38%, 4/1/2029 (a)	1,570	1,608
4.75%, 1/15/2031 (a)	765	740
Expand Energy Corp.
5.38%, 2/1/2029	54	54
5.88%, 2/1/2029 (a)	398	399
6.75%, 4/15/2029 (a)	504	510
5.38%, 3/15/2030	1,270	1,263
4.75%, 2/1/2032	492	464
Exxon Mobil Corp.
3.00%, 8/16/2039	339	260
3.45%, 4/15/2051	400	276
Hess Corp.
6.00%, 1/15/2040	655	673
5.60%, 2/15/2041	410	397
Hess Midstream Operations LP
5.13%, 6/15/2028 (a)	745	735
6.50%, 6/1/2029 (a)	340	347
5.50%, 10/15/2030 (a)	573	567
Kinder Morgan Energy Partners LP
6.38%, 3/1/2041	350	353
5.00%, 8/15/2042	170	147
4.70%, 11/1/2042	889	743
Kinder Morgan, Inc.
5.15%, 6/1/2030	270	273
5.85%, 6/1/2035	480	487
3.25%, 8/1/2050	80	50
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,637	1,627
Marathon Petroleum Corp. 4.75%, 9/15/2044	129	104
MPLX LP 5.50%, 6/1/2034	1,010	996
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	453	448
Northern Natural Gas Co.
4.30%, 1/15/2049 (a)	80	62
3.40%, 10/16/2051 (a)	161	103
Occidental Petroleum Corp. 4.63%, 6/15/2045	278	202
ONEOK Partners LP 6.20%, 9/15/2043	450	430
ONEOK, Inc.
5.63%, 1/15/2028 (a)	130	132
5.38%, 6/1/2029	104	106
5.60%, 4/1/2044	570	509
5.05%, 4/1/2045	94	78

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ovintiv, Inc.
6.25%, 7/15/2033	235	235
6.50%, 2/1/2038	47	46
Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027	650	638
Pioneer Natural Resources Co.
1.90%, 8/15/2030	505	442
2.15%, 1/15/2031	895	784
Sabine Pass Liquefaction LLC
4.20%, 3/15/2028	460	456
4.50%, 5/15/2030	610	601
Santos Finance Ltd. (Australia)
3.65%, 4/29/2031 (a)	507	457
6.88%, 9/19/2033 (a)	32	34
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	200	200
5.03%, 10/1/2029 (a)	900	892
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	635	455
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	211	197
5.28%, 9/10/2054	210	191
5.64%, 4/5/2064	260	243
TransCanada PipeLines Ltd. (Canada)
5.60%, 3/31/2034	210	209
6.10%, 6/1/2040	150	151
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (b)	930	923
Williams Cos., Inc. (The)
5.30%, 8/15/2028	715	731
4.80%, 11/15/2029	970	975
6.00%, 3/15/2055	747	725
		39,791
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	30	27
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	330	333
3.70%, 3/15/2052	290	205
6.25%, 11/15/2053	810	844
5.55%, 2/22/2054	826	784
3.90%, 3/15/2062	200	139
5.65%, 2/22/2064	400	378
Eli Lilly & Co. 5.50%, 2/12/2055	300	294
Merck & Co., Inc. 5.15%, 5/17/2063	90	81
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053	152	139
5.34%, 5/19/2063	884	795

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Zoetis, Inc.
2.00%, 5/15/2030	782	694
4.70%, 2/1/2043	19	17
		4,703
Residential REITs — 0.5%
American Homes 4 Rent LP 4.95%, 6/15/2030	150	150
ERP Operating LP 4.95%, 6/15/2032	290	289
Essex Portfolio LP 1.70%, 3/1/2028	340	314
UDR, Inc.
4.40%, 1/26/2029	172	171
5.13%, 9/1/2034	760	741
		1,665
Retail REITs — 0.7%
NNN REIT, Inc.
3.10%, 4/15/2050	400	247
3.50%, 4/15/2051	300	201
3.00%, 4/15/2052	250	150
Realty Income Corp.
3.25%, 1/15/2031	370	342
5.13%, 7/6/2034	570	706
5.13%, 4/15/2035	150	148
5.38%, 9/1/2054	90	84
Regency Centers LP
2.95%, 9/15/2029	322	302
3.70%, 6/15/2030	359	344
		2,524
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052	265	217
Broadcom, Inc.
5.05%, 7/12/2029	850	865
4.55%, 2/15/2032	140	137
3.42%, 4/15/2033 (a)	1,113	993
3.47%, 4/15/2034 (a)	470	413
3.14%, 11/15/2035 (a)	273	226
3.75%, 2/15/2051 (a)	182	132
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	250	253
Intel Corp. 4.25%, 12/15/2042	595	460
Marvell Technology, Inc.
5.75%, 2/15/2029	1,430	1,479
2.95%, 4/15/2031	58	52
5.95%, 9/15/2033	594	613
Microchip Technology, Inc. 5.05%, 2/15/2030	340	341
Micron Technology, Inc. 5.88%, 2/9/2033	540	552
Texas Instruments, Inc.
5.00%, 3/14/2053	135	121

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
5.15%, 2/8/2054	128	117
5.05%, 5/18/2063	370	327
		7,298
Software — 1.8%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	942	916
Microsoft Corp.
2.53%, 6/1/2050	570	346
2.50%, 9/15/2050	360	216
Oracle Corp.
5.50%, 8/3/2035	422	424
3.60%, 4/1/2040	220	172
4.00%, 11/15/2047	141	105
3.60%, 4/1/2050	674	458
3.95%, 3/25/2051	215	154
5.38%, 9/27/2054	190	168
4.38%, 5/15/2055	615	466
6.00%, 8/3/2055	1,245	1,207
Roper Technologies, Inc.
2.95%, 9/15/2029	392	367
4.50%, 10/15/2029	230	229
4.75%, 2/15/2032	130	129
Salesforce, Inc. 2.70%, 7/15/2041	425	297
Synopsys, Inc.
4.85%, 4/1/2030	430	434
5.00%, 4/1/2032	320	320
5.70%, 4/1/2055	270	258
		6,666
Specialized REITs — 1.0%
American Tower Corp. 5.20%, 2/15/2029	775	789
Crown Castle, Inc.
3.65%, 9/1/2027	421	411
5.00%, 1/11/2028	361	363
5.60%, 6/1/2029	600	617
3.10%, 11/15/2029	184	171
Extra Space Storage LP
4.00%, 6/15/2029	347	337
5.50%, 7/1/2030	398	408
5.90%, 1/15/2031	400	417
		3,513
Specialty Retail — 0.3%
Home Depot, Inc. (The)
4.85%, 6/25/2031	330	335
3.30%, 4/15/2040	130	102
5.40%, 9/15/2040	210	207
3.35%, 4/15/2050	210	144

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
2.38%, 3/15/2051	189	103
Lowe's Cos., Inc. 2.80%, 9/15/2041	200	136
		1,027
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.95%, 9/11/2049	915	598
2.65%, 2/8/2051	187	113
2.70%, 8/5/2051	520	316
2.80%, 2/8/2061	153	89
Hewlett Packard Enterprise Co. 4.55%, 10/15/2029	170	169
		1,285
Tobacco — 3.3%
Altria Group, Inc.
2.45%, 2/4/2032	720	611
5.63%, 2/6/2035	590	593
3.40%, 2/4/2041	607	439
BAT Capital Corp. (United Kingdom)
5.83%, 2/20/2031	550	573
5.35%, 8/15/2032	1,210	1,222
5.63%, 8/15/2035	1,000	1,002
4.39%, 8/15/2037	300	264
3.73%, 9/25/2040	763	585
7.08%, 8/2/2043	466	504
4.54%, 8/15/2047	280	221
Imperial Brands Finance plc (United Kingdom)
5.50%, 2/1/2030 (a)	1,210	1,236
5.88%, 7/1/2034 (a)	830	835
Japan Tobacco, Inc. (Japan) 5.85%, 6/15/2035 (a)	580	598
Philip Morris International, Inc.
5.13%, 2/13/2031	425	432
4.75%, 11/1/2031	1,505	1,501
5.38%, 2/15/2033	1,167	1,190
3.88%, 8/21/2042	116	92
		11,898
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	460	421
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,413	1,314
3.38%, 4/15/2029	548	523
3.88%, 4/15/2030	620	598
5.13%, 5/15/2032	544	549
3.30%, 2/15/2051	675	439

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
United States Cellular Corp. 6.70%, 12/15/2033	868	934
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	205	192
		4,970
Total Corporate Bonds (Cost $349,648)		345,535
Asset-Backed Securities — 0.5%
Air Canada Pass-Through Trust (Canada)
Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	60	60
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	83	80
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 5/1/2027	135	131
Series 2016-1, Class A, 4.10%, 1/15/2028	229	221
Series 2016-3, Class A, 3.25%, 10/15/2028	63	58
Series 2017-1, Class AA, 3.65%, 2/15/2029	553	532
Series 2017-2, Class A, 3.60%, 10/15/2029	62	57
Series 2021-1, Class B, 3.95%, 7/11/2030	53	50
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 5/15/2032	119	104
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	150	150
Series 2024-1, Class A, 5.88%, 2/15/2037	481	470
Total Asset-Backed Securities (Cost $1,928)		1,913
Municipal Bonds — 0.1% (h)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $326)	320	250
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $92)	105	83
	SHARES (000)
Short-Term Investments — 3.1%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (i) (j) (Cost $10,075)	10,073	10,075

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 4.20%, 8/7/2025 (k) (l) (Cost $1,203)	1,212	1,203
Total Short-Term Investments (Cost $11,278)		11,278
Total Investments — 98.6% (Cost $363,272)		359,059
Other Assets in Excess of Liabilities — 1.4%		5,164
NET ASSETS — 100.0%		364,223

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $2,686 or 0.74% of the Fund’s net assets as of May 31, 2025.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(g)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2025.
(k)	The rate shown is the effective yield as of May 31, 2025.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	38	06/06/2025	EUR	5,227	68
Short-Term Euro-BTP	275	06/06/2025	EUR	33,770	81
Australia 10 Year Bond	77	06/16/2025	AUD	5,665	59
U.S. Treasury Long Bond	167	09/19/2025	USD	18,892	389
U.S. Treasury Ultra Bond	88	09/19/2025	USD	10,236	231
Long Gilt	62	09/26/2025	GBP	7,642	103
U.S. Treasury 2 Year Note	123	09/30/2025	USD	25,524	41
					972
Short Contracts
Euro-Bobl	(7)	06/06/2025	EUR	(948)	(2)
Euro-Bund	(3)	06/06/2025	EUR	(447)	2
Euro-Buxl 30 Year Bond	(13)	06/06/2025	EUR	(1,797)	(33)
Euro-OAT	(31)	06/06/2025	EUR	(4,430)	(29)
Euro-Schatz	(324)	06/06/2025	EUR	(39,502)	29
Australia 3 Year Bond	(47)	06/16/2025	AUD	(3,258)	4
U.S. Treasury 10 Year Note	(38)	09/19/2025	USD	(4,214)	(51)
U.S. Treasury 10 Year Ultra Note	(144)	09/19/2025	USD	(16,245)	(169)
U.S. Treasury Long Bond	(2)	09/19/2025	USD	(226)	(5)
U.S. Treasury 5 Year Note	(276)	09/30/2025	USD	(29,890)	(175)
					(429)
					543

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,265	USD	1,434	HSBC Bank, NA	6/4/2025	3
GBP	81	USD	108	Barclays Bank plc	6/4/2025	2
USD	1,440	EUR	1,265	Morgan Stanley	6/4/2025	4
USD	80	JPY	11,428	HSBC Bank, NA	6/4/2025	1
JPY	15,350	USD	107	BNP Paribas	7/3/2025	— (a)
USD	149	GBP	111	Barclays Bank plc	7/3/2025	— (a)
Total unrealized appreciation						10
GBP	111	USD	149	Barclays Bank plc	6/4/2025	— (a)
JPY	6,504	USD	46	HSBC Bank, NA	6/4/2025	(1)
JPY	4,924	USD	35	Morgan Stanley	6/4/2025	— (a)
USD	84	GBP	64	Barclays Bank plc	6/4/2025	(2)
USD	152	GBP	115	BNP Paribas	6/4/2025	(2)
USD	18	GBP	14	Morgan Stanley	6/4/2025	— (a)
USD	1,436	EUR	1,265	HSBC Bank, NA	7/3/2025	(3)
USD	107	JPY	15,350	Goldman Sachs International	7/3/2025	— (a)
Total unrealized depreciation						(8)
Net unrealized appreciation						2

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,913	$—	$1,913
Corporate Bonds	—	345,535	—	345,535
Municipal Bonds	—	250	—	250
U.S. Treasury Obligations	—	83	—	83

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$10,075	$—	$—	$10,075
U.S. Treasury Obligations	—	1,203	—	1,203
Total Short-Term Investments	10,075	1,203	—	11,278
Total Investments in Securities	$10,075	$348,984	$—	$359,059
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$10	$—	$10
Futures Contracts	944	63	—	1,007
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8)	$—	$(8)
Futures Contracts	(464)	—	—	(464)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$480	$65	$—	$545
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (a) (b)	$14,639	$81,663	$86,224	$(2)	$(1)	$10,075	10,073	$150	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.